Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
U.S. Common Stock (58.7%)
Communication Services (4.6%)
AT&T	39,300	$932
Comcast, Cl A	20,100	677
Fox	8,200	420
Match Group	8,400	300
Meta Platforms, Cl A	800	551
Nexstar Media Group, Cl A	1,300	199
Playtika Holding	19,700	141
Verizon Communications	10,900	429
		3,649

Consumer Discretionary (7.0%)
AutoNation*	2,200	415
Best Buy	2,900	249
Brunswick	3,200	216
Capri Holdings*	3,200	79
Carter's	3,200	173
Dick's Sporting Goods	1,400	336
eBay	5,800	391
Ford Motor	30,800	310
General Motors	12,200	604
Goodyear Tire & Rubber*	22,700	201
Group 1 Automotive	1,200	548
H&R Block	6,800	376
Harley-Davidson	5,900	160
Kohl's	6,600	87
Lear	1,900	179
Macy's	10,500	164
Polaris	2,100	100
PulteGroup	2,500	284
Tri Pointe Homes*	11,100	409
Whirlpool	2,500	263
Winnebago Industries	687	33
		5,577

Consumer Staples (3.0%)
Altria Group	7,000	366
Archer-Daniels-Midland	4,600	236
Bunge Global	2,600	198
Conagra Brands	7,500	194
General Mills	2,800	168
Ingredion	2,800	382
Kroger	7,300	450
Molson Coors Beverage, Cl B	6,600	361
Walgreens Boots Alliance	6,800	70
		2,425

Energy (1.5%)
California Resources	5,900	291
Marathon Petroleum	3,400	495
Phillips 66	1,890	223
Valero Energy	1,500	200

LSV Global Value Fund
	Shares	Value (000)
Energy (continued)
Vitesse Energy	788	$20
		1,229

Financials (11.4%)
Aflac	2,500	268
Ally Financial	9,600	374
American International Group	8,200	605
Ameriprise Financial	800	435
Bank of New York Mellon	8,800	755
Carlyle Secured Lending	17,200	319
Citigroup	7,200	585
Citizens Financial Group	5,400	257
Discover Financial Services	1,600	322
Everest Group	500	174
First Horizon	18,400	403
Hartford Financial Services Group	3,900	435
Lincoln National	4,000	141
MetLife	3,600	311
MGIC Investment	19,600	501
NCR Atleos*	5,800	185
PayPal Holdings*	4,200	372
Prudential Financial	1,400	169
Radian Group	11,500	391
Regions Financial	10,600	261
Rithm Capital‡	29,200	336
State Street	7,300	742
Wells Fargo	8,100	639
Zions Bancorp	4,000	231
		9,211

Health Care (7.3%)
Bristol-Myers Squibb	7,600	448
Cardinal Health	3,800	470
Centene*	4,700	301
CVS Health	5,600	316
DaVita*	2,100	370
Exelixis*	8,400	278
Gilead Sciences	8,000	778
Incyte*	4,000	297
Jazz Pharmaceuticals*	1,700	211
Johnson & Johnson	1,500	228
McKesson	500	297
Merck	6,300	623
Organon	8,500	132
Pfizer	16,400	435
United Therapeutics*	1,000	351
Viatris, Cl W	20,500	231
		5,766

Industrials (7.7%)
AGCO	2,800	292

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Industrials (continued)
Allison Transmission Holdings	6,500	$764
Builders FirstSource*	3,900	653
CNH Industrial	19,000	245
CSG Systems International	4,200	247
Cummins	1,400	499
Delta Air Lines	5,600	377
FedEx	1,800	477
Lockheed Martin	800	370
Mueller Industries	300	24
Oshkosh	2,600	303
Owens Corning	2,600	480
Ryder System	3,000	478
Textron	5,400	414
United Airlines Holdings*	4,200	444
Wabash National	10,500	164
		6,231

Information Technology (13.3%)
Adeia	22,400	288
Amdocs	3,100	273
Amkor Technology	13,200	325
Applied Materials	2,000	361
Arrow Electronics*	2,700	314
Avnet	5,800	300
Cirrus Logic*	4,755	478
Cisco Systems	14,300	867
Cognizant Technology Solutions, Cl A	5,600	463
Dell Technologies, Cl C	4,900	508
DXC Technology*	8,800	191
Flex*	17,400	725
Gen Digital	14,800	398
Hewlett Packard Enterprise	28,700	607
HP	15,400	500
Intel	7,300	142
International Business Machines	2,700	690
Jabil	3,800	617
NCR Voyix*	5,100	63
NetApp	1,700	208
Oracle	2,600	442
QUALCOMM	6,900	1,192
Skyworks Solutions	2,300	204
Teradata*	9,600	306
Xerox Holdings	13,100	112
		10,574

Materials (1.6%)
Berry Global Group	4,000	272
Eastman Chemical	2,800	279
Glatfelter*	1,105	21
LyondellBasell Industries, Cl A	2,000	151
Mosaic	7,600	212

LSV Global Value Fund
	Shares	Value (000)
Materials (continued)
Sylvamo	5,100	$408
		1,343

Real Estate (0.5%)
Apple Hospitality REIT‡	10,800	167
Host Hotels & Resorts‡	14,000	234
		401

Utilities (0.8%)
NRG Energy	6,000	615

TOTAL U.S. COMMON STOCK
(Cost $38,484)		47,021

Foreign Common Stock (40.8%)
Australia (1.3%)
AGL Energy	35,800	255
New Hope	60,300	180
Rio Tinto	8,700	626
		1,061

Austria (0.9%)
BAWAG Group	5,600	506
OMV	6,000	247
		753

Belgium (0.5%)
Solvay	7,400	227
Syensqo	2,200	173
		400

Brazil (0.7%)
JBS S	58,900	360
Vibra Energia	78,500	228
		588

Canada (2.3%)
ARC Resources	16,600	284
B2Gold	44,400	107
Empire, Cl Common Subs. Receipt	8,300	244
iA Financial	3,100	286
Magna International	4,100	163
Open Text	2,500	74
Suncor Energy	18,500	694
		1,852

China (4.2%)
Alibaba Group Holding	51,200	628

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
China (continued)
China CITIC Bank, Cl H	542,000	$387
China Petroleum & Chemical, Cl H	352,000	193
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	180
NetDragon Websoft Holdings	103,000	134
PetroChina, Cl H	928,000	710
Prosus	6,500	248
Shanghai Pharmaceuticals Holding, Cl H	79,400	126
Sinopharm Group, Cl H	70,400	186
Sinotrans, Cl H	461,000	220
Vipshop Holdings ADR	20,200	290
		3,302

Finland (0.7%)
Nokia	56,200	265
Nordea Bank Abp	22,300	266
TietoEVRY	3,600	69
		600

France (3.4%)
AXA	8,800	334
BNP Paribas	10,400	709
Bouygues	6,500	207
Ipsen	2,000	247
Metropole Television	7,600	98
Orange	25,000	269
Rubis SCA	7,800	204
Sanofi	1,800	196
TotalEnergies	7,000	405
		2,669

Germany (2.1%)
Allianz	1,100	358
Bayerische Motoren Werke	3,500	284
Daimler Truck Holding	6,600	291
Deutsche Post	5,300	191
Mercedes-Benz Group	4,500	274
Muenchener Rueckversicherungs	500	271
		1,669

Hong Kong (0.5%)
PAX Global Technology	129,000	79
WH Group	412,681	322
		401

LSV Global Value Fund
	Shares	Value (000)
Hungary (0.2%)
MOL Hungarian Oil & Gas	26,400	$193

India (0.2%)
GAIL India GDR	14,700	180

Indonesia (0.2%)
United Tractors	120,100	183

Ireland (0.5%)
AIB Group	64,900	382

Israel (0.3%)
Teva Pharmaceutical Industries*	14,100	248

Italy (1.3%)
A2A	179,700	425
Eni	21,200	298
Mediobanca Banca di Credito Finanziario	18,700	306
		1,029

Japan (4.7%)
DCM Holdings	6,500	59
Isuzu Motors	26,500	356
Kaga Electronics	13,200	236
Lintec	13,400	251
NGK Insulators	17,800	228
Nippon Yusen	8,300	260
Niterra	10,900	361
Nomura Holdings	38,100	248
Ono Pharmaceutical	6,600	69
ORIX	10,400	220
Ricoh Leasing	7,000	231
Sankyo	18,500	248
SKY Perfect JSAT Holdings	60,900	366
Sumitomo	15,400	334
Tsubakimoto Chain	15,000	184
Valor	4,800	67
		3,718

Mexico (0.3%)
Coca-Cola Femsa	26,300	206

Netherlands (1.6%)
Aegon	41,800	273
Koninklijke Ahold Delhaize	10,100	358

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Netherlands (continued)
Shell	15,900	$522
Signify	7,000	151
		1,304

Norway (0.3%)
DNB Bank	11,500	244

Poland (0.4%)
Asseco Poland	12,386	359

Puerto Rico (0.5%)
OFG Bancorp	9,200	393

Russia (–%)
Gazprom PJSC(A),(B)*	15,900	—
LUKOIL PJSC(A),(B)	1,600	—
		—

South Africa (0.4%)
Absa Group	21,000	209
Anglo American	2,900	85
		294

South Korea (1.1%)
Hankook Tire & Technology	6,800	191
Huons	1,870	32
Kginicis	5,400	32
KT	8,800	288
LG Uplus	12,500	86
Samsung Electronics	4,000	143
SK Telecom	3,900	149
		921

Spain (0.7%)
Indra Sistemas	12,280	235
Mapfre	128,500	357
		592

Sweden (1.5%)
Bilia, Cl A	8,600	101
Inwido	8,700	160
SKF, Cl B	10,900	220
Swedbank	14,400	314

LSV Global Value Fund
	Shares	Value (000)
Sweden (continued)
Volvo, Cl B	15,200	$418
		1,213

Switzerland (1.7%)
Novartis	9,200	963
Roche Holding AG	900	283
Sandoz Group	1,840	88
		1,334

Taiwan (3.1%)
ASE Technology Holding	113,000	588
Chipbond Technology	112,000	217
Compeq Manufacturing	149,000	311
Hon Hai Precision Industry	90,000	481
Powertech Technology	68,000	236
Topco Scientific	26,751	234
Tripod Technology	26,000	152
United Microelectronics	231,000	275
		2,494

Thailand (0.4%)
Krung Thai Bank	494,600	335

Turkey (0.4%)
Coca-Cola Icecek	217,800	346

United Kingdom (4.4%)
3i Group	6,000	288
Aviva	45,600	289
BAE Systems	12,900	195
Barclays	120,200	441
British American Tobacco	8,300	329
GSK	42,300	738
J Sainsbury	84,900	267
Lloyds Banking Group	610,200	469
Tesco	85,700	394
		3,410

TOTAL FOREIGN COMMON STOCK
(Cost $29,395)		32,673

Foreign Preferred Stock (0.2%)
Brazil** (0.2%)
Petroleo Brasileiro	28,800	186

TOTAL FOREIGN PREFERRED STOCK
(Cost $228)		186

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Value Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.2%)
South Street Securities
4.000%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $160 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $150, 0.500% - 4.875%, 02/28/2026 – 11/15/2048; total market value $163)	$160	$160

TOTAL REPURCHASE AGREEMENT
(Cost $160)		160

Total Investments – 99.9%
(Cost $68,267)		$80,040

Percentages are based on Net Assets of $80,141 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-2200